Taxes (Details) - Schedule of Income (Loss) Before Tax - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ 7,935,710	$ (7,334,422)	$ 6,158,824	[1]
Japan [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	5,104,640	(7,503,560)	5,749,422
Hong Kong [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	3,011,218	(59,307)	359,534
PRC [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(86,706)	239,733	49,868
Malaysia [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(12,515)	(11,288)
United States [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	(19,559)
Canada [Member]
Schedule of Income (Loss) Before Tax [Line Items]
Income (loss) before tax	$ (61,368)

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.